Remuneration (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Employees	Dec. 31, 2017 USD ($) Employees	Dec. 31, 2016 USD ($) Employees
Renumeration [abstract]
Salaries	$ 2,863	$ 2,671	$ 2,576
Pension costs	463	469	650
Payroll tax	409	387	394
Other compensations and social costs	318	290	276
Total payroll costs	$ 4,052	$ 3,818	$ 3,895
Average number of employees | Employees	20,700	20,700	21,300
Part time employees as percentage of total employees	3.00%	3.00%	3.00%
Remuneration to members of the BoD and the CEC [abstract]
Current employee benefits	$ 12,471	$ 11,067	$ 9,270
Post-employment benefits	667	636	574
Other non-current benefits	21	25	19
Share-based payment benefits	197	175	102
Total compensation expense	13,356	11,902	9,966
Loans to the members of the BoD or the CEC	0	$ 0	$ 0
Compensation cost yet to be expensed	153
2019 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	73
2018 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	72
2017 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	62
2016 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	$ 61